John Hancock Variable Insurance Trust
Supplement dated October 25, 2016
to the Prospectus dated May 1, 2016

The information for the funds listed below is amended and restated as follows:

Lifestyle Balanced PS Series

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	0.05	5.06	10/31/2013
Series II	–0.22	4.96	04/29/2011
Series NAV	0.10	5.08	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	11.46	04/29/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.13	04/29/2011
Combined Index (reflects no deduction for fees, expenses, or taxes)	0.64	5.96	04/29/2011

Lifestyle Growth PS Series

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	–0.12	5.94	10/31/2013
Series II	–0.25	5.83	04/29/2011
Series NAV	0.00	5.97	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	11.46	04/29/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.13	04/29/2011
Combined Index (reflects no deduction for fees, expenses, or taxes)	0.55	6.98	04/29/2011

Lifestyle Moderate PS Series

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 represents 40% of the S&P 500 Index and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	0.10	4.82	11/01/2013
Series II	–0.10	4.71	04/29/2011
Series NAV	0.15	4.84	04/29/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.13	04/29/2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	11.46	04/29/2011
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	1.12	6.59	04/29/2011
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.66	5.42	04/29/2011

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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